Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Deferred Tax Assets And Liabilities Abstract
Accrued payroll	$ 141,000	$ 141,000
ASC842-ROU Asset	0
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(869,000)	(16,000)
Waiver and commitment fee shares	0
Stock based compensation	(304,000)	(171,000)
Depreciation	3,000	3,000
Net operating loss	12,462,000	13,529,000
Net deferred tax assets (liabilities)	12,255,000	14,308,000
Valuation allowance	(12,255,000)	(14,308,000)
Net deferred tax assets (liabilities)	$ 0	$ 0